Eaton Vance

Tax-Advantaged Dividend Income Fund

January 31, 2022

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.2%

Security	Shares	Value
Aerospace & Defense — 2.4%
Hexcel Corp.(1)	357,373	$18,644,150
Huntington Ingalls Industries, Inc.	159,156	29,794,003

		$48,438,153

Air Freight & Logistics — 1.3%
C.H. Robinson Worldwide, Inc.(2)	254,009	$26,582,042

		$26,582,042

Automobiles — 0.7%
General Motors Co.(1)	280,678	$14,800,151

		$14,800,151

Banks — 9.3%
Bank of America Corp.(2)	777,067	$35,853,871
JPMorgan Chase & Co.(2)	528,940	78,600,484
KeyCorp	1,255,408	31,460,525
Truist Financial Corp.	606,336	38,090,028
Wells Fargo & Co.	145,704	7,838,875

		$191,843,783

Beverages — 1.6%
PepsiCo, Inc.(2)	187,508	$32,536,388

		$32,536,388

Biotechnology — 2.5%
AbbVie, Inc.	226,997	$31,073,619
Neurocrine Biosciences, Inc.(1)	270,982	21,412,998

		$52,486,617

Building Products — 1.4%
Johnson Controls International PLC	386,198	$28,065,009

		$28,065,009

Capital Markets — 5.6%
Charles Schwab Corp. (The)(2)	414,903	$36,386,993
Goldman Sachs Group, Inc. (The)(2)	113,204	40,151,195
S&P Global, Inc.	49,025	20,356,160
State Street Corp.	193,667	18,301,532

		$115,195,880

Communications Equipment — 1.8%
Cisco Systems, Inc.	662,822	$36,899,301

		$36,899,301

Security	Shares	Value
Containers & Packaging — 2.3%
Ball Corp.	178,956	$17,376,628
Packaging Corp. of America	203,797	30,697,942

		$48,074,570

Diversified Telecommunication Services — 2.3%
Verizon Communications, Inc.	909,291	$48,401,560

		$48,401,560

Electric Utilities — 3.5%
Edison International	565,948	$35,535,875
NextEra Energy, Inc.	480,270	37,518,692

		$73,054,567

Electrical Equipment — 1.6%
Eaton Corp. PLC	202,956	$32,154,319

		$32,154,319

Entertainment — 2.1%
Walt Disney Co. (The)(1)(2)	298,943	$42,739,881

		$42,739,881

Equity Real Estate Investment Trusts (REITs) — 4.3%
CubeSmart	423,209	$21,473,625
EastGroup Properties, Inc.	97,921	19,575,387
Invitation Homes, Inc.	183,056	7,684,691
Mid-America Apartment Communities, Inc.	192,694	39,825,996

		$88,559,699

Food & Staples Retailing — 0.4%
Performance Food Group Co.(1)(2)	193,673	$8,171,064

		$8,171,064

Food Products — 1.4%
Mondelez International, Inc., Class A	431,166	$28,901,057

		$28,901,057

Health Care Equipment & Supplies — 1.1%
Abbott Laboratories(2)	181,772	$23,168,659

		$23,168,659

Health Care Providers & Services — 1.5%
LHC Group, Inc.(1)	36,474	$4,526,424
UnitedHealth Group, Inc.	57,374	27,113,231

		$31,639,655

Hotels, Restaurants & Leisure — 0.4%
Starbucks Corp.	81,305	$7,993,908

		$7,993,908

Insurance — 6.0%
Allstate Corp. (The)	183,997	$22,202,918
American International Group, Inc.	627,891	36,260,705

Security	Shares	Value
Arch Capital Group, Ltd.(1)(2)	760,958	$35,247,575
Reinsurance Group of America, Inc.	113,823	13,070,295
Travelers Cos., Inc. (The)	105,607	17,549,771

		$124,331,264

Interactive Media & Services — 2.9%
Alphabet, Inc., Class C(1)(2)	22,153	$60,122,577

		$60,122,577

IT Services — 2.5%
Euronet Worldwide, Inc.(1)	86,264	$11,549,887
Fidelity National Information Services, Inc.(2)	338,560	40,600,115

		$52,150,002

Life Sciences Tools & Services — 3.4%
Thermo Fisher Scientific, Inc.	79,621	$46,283,687
Waters Corp.(1)	74,452	23,833,574

		$70,117,261

Machinery — 3.7%
Ingersoll Rand, Inc.	206,888	$11,629,174
Parker-Hannifin Corp.	28,254	8,759,023
Stanley Black & Decker, Inc.	156,399	27,315,085
Westinghouse Air Brake Technologies Corp.	322,784	28,695,498

		$76,398,780

Media — 1.0%
Fox Corp., Class A(1)	510,076	$20,714,186

		$20,714,186

Metals & Mining — 0.4%
Steel Dynamics, Inc.	157,754	$8,758,502

		$8,758,502

Multi-Utilities — 2.2%
CMS Energy Corp.	326,460	$21,017,495
Sempra Energy(2)	179,252	24,765,456

		$45,782,951

Oil, Gas & Consumable Fuels — 5.9%
Chevron Corp.	275,521	$36,184,173
ConocoPhillips	532,771	47,214,166
EOG Resources, Inc.	229,926	25,632,150
EQT Corp.(1)(2)	546,156	11,605,815

		$120,636,304

Personal Products — 0.9%
Estee Lauder Cos., Inc. (The), Class A	60,964	$19,007,966

		$19,007,966

Pharmaceuticals — 7.9%
Bristol-Myers Squibb Co.	298,474	$19,367,978
Johnson & Johnson(2)	360,368	62,087,803

Security	Shares	Value
Royalty Pharma PLC, Class A	274,827	$10,995,828
Sanofi(1)	319,201	33,376,298
Zoetis, Inc.	181,489	36,259,687

		$162,087,594

Road & Rail — 0.7%
CSX Corp.	393,549	$13,467,247

		$13,467,247

Semiconductors & Semiconductor Equipment — 3.1%
Micron Technology, Inc.	243,218	$20,009,545
QUALCOMM, Inc.	74,970	13,176,727
Texas Instruments, Inc.	172,078	30,886,280

		$64,072,552

Software — 1.5%
VMware, Inc., Class A	244,347	$31,393,702

		$31,393,702

Specialty Retail — 2.0%
Best Buy Co., Inc.	174,861	$17,360,200
Lowe’s Cos., Inc.	59,081	14,022,875
TJX Cos., Inc. (The)	145,581	10,477,465

		$41,860,540

Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.(2)	59,265	$10,358,337
HP, Inc.	264,165	9,702,780

		$20,061,117

Textiles, Apparel & Luxury Goods — 1.2%
Capri Holdings, Ltd.(1)	411,935	$24,744,935

		$24,744,935

Tobacco — 1.4%
Philip Morris International, Inc.	271,734	$27,947,842

		$27,947,842

Total Common Stocks (identified cost $1,334,710,897)		$1,963,361,585

Corporate Bonds — 17.0%

Security	Principal Amount (000’s omitted)	Value
Banks — 9.2%
Banco Bilbao Vizcaya Argentaria S.A., 6.125% to 11/16/27(3)(4)	$5,600	$5,761,000
Banco Davivienda S.A., 6.65% to 4/22/31(3)(4)(5)	1,800	1,782,009
Banco Mercantil del Norte S.A./Grand Cayman:
7.50% to 6/27/29(3)(4)(5)	4,421	4,504,446
7.625% to 1/10/28(3)(4)(5)	2,101	2,149,018
8.375% to 10/14/30(3)(4)(5)	2,300	2,524,538

Security	Principal Amount (000’s omitted)	Value
Bank of America Corp., Series RR, 4.375% to 1/27/27(3)(4)	$11,100	$10,990,110
Barclays PLC, 6.125% to 12/15/25(3)(4)	5,000	5,323,500
BNP Paribas S.A., 4.625% to 2/25/31(3)(4)(5)	6,987	6,724,848
Citigroup, Inc., Series M, 6.30% to 5/15/24(3)(4)	9,050	9,340,053
Comerica, Inc., 5.625% to 7/1/25(3)(4)	5,553	5,990,022
Credit Suisse Group AG:
4.50% to 9/3/30(3)(4)(5)	5,626	5,211,083
7.50% to 7/17/23(3)(4)(5)	10,607	11,056,631
Deutsche Bank AG, 7.125% to 4/30/26(3)(4)(6)	5,500	7,744,123
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(3)(4)(5)	5,827	6,293,160
HSBC Holdings PLC:
4.60% to 12/17/30(3)(4)	6,367	6,148,166
6.00% to 5/22/27(3)(4)	5,200	5,502,276
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(3)(4)	5,549	6,250,782
ING Groep NV, 6.50% to 4/16/25(3)(4)	4,900	5,250,497
JPMorgan Chase & Co.:
Series KK, 3.65% to 6/1/26(3)(4)	2,140	2,062,682
Series X, 6.10% to 10/1/24(3)(4)	12,014	12,757,366
Lloyds Banking Group PLC, 7.50% to 6/27/24(3)(4)	11,145	12,108,931
Natwest Group PLC:
4.60% to 6/28/31(3)(4)	1,477	1,392,073
6.00% to 12/29/25(3)(4)	3,129	3,302,972
8.00% to 8/10/25(3)(4)	8,348	9,415,083
Societe Generale S.A.:
4.75% to 5/26/26(3)(4)(5)	6,471	6,408,943
5.375% to 11/18/30(3)(4)(5)	6,741	6,801,669
Standard Chartered PLC:
4.75% to 1/14/31(3)(4)(5)	4,440	4,281,825
6.00% to 7/26/25(3)(4)(5)	5,938	6,220,055
SVB Financial Group., Series C, 4.00% to 5/15/26(3)(4)	2,774	2,699,712
Truist Financial Corp., Series Q, 5.10% to 3/1/30(3)(4)	3,445	3,755,050
UBS Group AG, 4.875% to 2/12/27(3)(4)(5)	5,500	5,506,050
Unicaja Banco S.A., 4.875% to 11/18/26(3)(4)(6)	2,600	2,860,521
Zions Bancorp NA, 5.80% to 6/15/23(3)(4)	2,743	2,797,741

		$190,916,935

Capital Markets — 1.2%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(3)	$6,430	$6,532,623
Charles Schwab Corp. (The), Series I, 4.00% to 6/1/26(3)(4)	12,298	12,164,936
UBS Group AG:
4.375% to 2/10/31(3)(4)(5)	1,499	1,414,606
6.875% to 8/7/25(3)(4)(6)	4,298	4,678,880

		$24,791,045

Diversified Financial Services — 0.9%
American AgCredit Corp., Series QIB, 5.25% to 6/15/26(3)(4)(5)	$7,180	$7,341,550
Discover Financial Services, Series D, 6.125% to 6/23/25(3)(4)	4,538	4,901,312

Security	Principal Amount (000’s omitted)	Value
Goldman Sachs Group, Inc. (The), Series V, 4.125% to 11/10/26(3)(4)	$2,007	$1,960,839
Textron Financial Corp., 1.891%, (3 mo. USD LIBOR + 1.735%), 2/15/67(5)(7)	3,129	2,628,360
Unifin Financiera SAB de CV, 7.375%, 2/12/26(5)	2,410	1,504,587

		$18,336,648

Electric Utilities — 1.2%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(3)(4)	$1,933	$1,952,330
Edison International, Series B, 5.00% to 12/15/26(3)(4)	1,455	1,453,079
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(3)	5,475	6,193,594
Sempra Energy, 4.875% to 10/15/25(3)(4)	10,520	11,029,694
Southern California Edison Co., Series E, 6.25% to 2/1/22(3)(4)	3,225	3,214,962

		$23,843,659

Food Products — 0.8%
Land O’ Lakes, Inc., 8.00%(4)(5)	$15,940	$17,175,350

		$17,175,350

Gas Utilities — 0.4%
NiSource, Inc., 5.65% to 6/15/23(3)(4)	$9,015	$9,217,838

		$9,217,838

Independent Power and Renewable Electricity Producers — 0.3%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(3)	$5,554	$5,493,567

		$5,493,567

Insurance — 0.6%
Liberty Mutual Group, Inc., 4.125% to 12/15/26, 12/15/51(3)(5)	$5,580	$5,504,893
QBE Insurance Group, Ltd., 5.875% to 5/12/25(3)(4)(5)	7,054	7,477,240

		$12,982,133

Multi-Utilities — 0.6%
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(3)(4)	$11,713	$11,985,152

		$11,985,152

Oil, Gas & Consumable Fuels — 1.5%
DCP Midstream, L.P., Series A, 7.375% to 12/15/22(3)(4)	$11,560	$11,103,727
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(3)(4)	9,365	7,160,432
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(3)(4)	14,630	12,362,350

		$30,626,509

Pipelines — 0.3%
Energy Transfer, L.P., Series B, 6.625% to 2/15/28(3)(4)	$6,395	$6,067,256

		$6,067,256

Total Corporate Bonds (identified cost $345,845,996)		$351,436,092

Exchange-Traded Funds — 1.8%

Security	Shares	Value
Equity Funds — 1.8%
Global X U.S. Preferred ETF	587,400	$14,491,158
iShares Preferred & Income Securities ETF	580,806	21,867,346

Total Exchange-Traded Funds (identified cost $35,662,705)		$36,358,504

Preferred Stocks — 7.6%

Security	Shares	Value
Banks — 2.4%
AgriBank FCB, 6.875% to 1/1/24(3)	92,513	$9,922,019
CoBank ACB, Series F, 6.25% to 10/1/22(3)	78,033	8,138,842
Farm Credit Bank of Texas, 6.75% to 9/15/23(3)(5)	13,800	1,431,750
First Republic Bank, Series M, 4.00%	220,400	4,859,820
JPMorgan Chase & Co.:
Series JJ, 4.55%	90,400	2,201,240
Series LL, 4.625%	79,000	1,935,500
Signature Bank, Series A, 5.00%	223,000	5,519,250
Wells Fargo & Co.:
Series DD, 4.25%	115,924	2,679,003
Series L, 7.50% (Convertible)	4,925	7,013,742
Series Z, 4.75%	220,370	5,473,991

		$49,175,157

Capital Markets — 0.8%
Affiliated Managers Group, Inc., 4.75%	102,850	$2,558,908
KKR Group Finance Co. IX, LLC, 4.625%	336,000	8,250,480
Stifel Financial Corp., Series D, 4.50%	220,400	5,150,748

		$15,960,136

Electric Utilities — 1.1%
Brookfield BRP Holdings Canada, Inc., 4.625%	338,000	$7,733,440
SCE Trust III, Series H, 5.75% to 3/15/24(3)	144,191	3,554,308
SCE Trust IV, Series J, 5.375% to 9/15/25(3)	70,515	1,731,143
SCE Trust V, Series K, 5.45% to 3/15/26(3)	130,020	3,257,001
Southern Co. (The), 4.95%	225,000	5,742,000

		$22,017,892

Equity Real Estate Investment Trusts (REITs) — 0.2%
SITE Centers Corp., Series A, 6.375%	164,660	$4,195,537

		$4,195,537

Food Products — 0.2%
Ocean Spray Cranberries, Inc., Series A, 6.25%(5)	57,835	$5,407,573

		$5,407,573

Insurance — 0.8%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(3)	266,832	$7,337,880
Athene Holding, Ltd., Series C, 6.375% to 6/30/25(3)	374,000	10,146,620

		$17,484,500

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.7%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(3)	653,604	$14,366,216

		$14,366,216

Pipelines — 0.4%
Energy Transfer, L.P.:
Series C, 7.375% to 5/15/23(3)	210,000	$5,147,100
Series E, 7.60% to 5/15/24(3)	108,840	2,710,116

		$7,857,216

Real Estate Management & Development — 0.5%
Brookfield Property Partners, L.P.:
Series A-1, 6.50%	185,075	$4,534,337
Series A2, 6.375%	242,352	5,847,954

		$10,382,291

Wireless Telecommunication Services — 0.5%
United States Cellular Corp., 5.50%	396,000	$9,888,120

		$9,888,120

Total Preferred Stocks (identified cost $158,058,792)		$156,734,638

Total Investments — 121.6%(8) (identified cost $1,874,278,390)		$2,507,890,819

Other Assets, Less Liabilities — (21.6)%		$(444,660,688)

Net Assets — 100.0%		$2,063,230,131

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at January 31, 2022 pursuant to the Liquidity Agreement. The aggregate market value of securities on loan at January 31, 2022 was $370,350,590 and the total market value of the collateral received by State Street Bank and Trust Company was $372,315,890, comprised of cash.

(3)	Security converts to variable rate after the indicated fixed-rate coupon period.

(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2022, the aggregate value of these securities is $119,350,184 or 5.8% of the Fund’s net assets.

(6)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2022, the aggregate value of these securities is $15,283,524 or 0.7% of the Fund’s net assets.

(7)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2022.

(8)	The Fund has granted a security interest in all the Fund’s investments, unless otherwise pledged, in connection with the Liquidity Agreement.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	88.8%	$2,225,997,076
United Kingdom	2.6	64,690,709
France	2.1	53,311,758
Ireland	1.5	38,686,942
Switzerland	1.1	27,867,250
Canada	0.8	19,420,601
Mexico	0.4	10,682,589
Spain	0.3	8,621,521
Germany	0.3	7,744,123
Australia	0.3	7,477,240
Netherlands	0.2	5,250,497
Colombia	0.1	1,782,009
Exchange-Traded Funds	1.5	36,358,504

Total Investments	100.0%	$2,507,890,819

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,122,168	EUR	992,649	State Street Bank and Trust Company	2/28/22	$6,397	$—
USD	1,799,174	EUR	1,588,027	State Street Bank and Trust Company	2/28/22	14,179	—
USD	8,419,446	GBP	6,148,247	State Street Bank and Trust Company	2/28/22	152,075	—

						$172,651	$—

Abbreviations:

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At January 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. The Fund enters into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$171,978,204	$—		$—	$171,978,204
Consumer Discretionary	89,399,534	—		—	89,399,534
Consumer Staples	116,564,317	—		—	116,564,317
Energy	120,636,304	—		—	120,636,304
Financials	431,370,927	—		—	431,370,927
Health Care	306,123,488	33,376,298		—	339,499,786
Industrials	225,105,550	—		—	225,105,550
Information Technology	204,576,674	—		—	204,576,674
Materials	56,833,072	—		—	56,833,072
Real Estate	88,559,699	—		—	88,559,699
Utilities	118,837,518	—		—	118,837,518
Total Common Stocks	$1,929,985,287	$33,376,298	*	$—	$1,963,361,585
Corporate Bonds	$—	$351,436,092		$—	$351,436,092
Exchange-Traded Funds	36,358,504	—		—	36,358,504
Preferred Stocks
Communication Services	9,888,120	—		—	9,888,120
Consumer Staples	—	5,407,573		—	5,407,573
Energy	22,223,432	—		—	22,223,432
Financials	54,876,702	27,743,091		—	82,619,793
Real Estate	14,577,828	—		—	14,577,828
Utilities	22,017,892	—		—	22,017,892
Total Preferred Stocks	$123,583,974	$33,150,664		$—	$156,734,638
Total Investments	$2,089,927,765	$417,963,054		$—	$2,507,890,819
Forward Foreign Currency Exchange Contracts	$—	$172,651		$—	$172,651
Total	$2,089,927,765	$418,135,705		$—	$2,508,063,470

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.